Share-Based Payment Transaction - Summary of Restricted stock (Details) - Two Thousand Twenty Three Plan [Member] - Restricted share units [member]	12 Months Ended
Dec. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | shares	1,108
Granted | shares	4,194
Vested | shares	(556)
Forfeited | shares	(3,210)
Outstanding at December 31, | shares	1,536
Weighted average exercise price at January 1 | $ / shares	$ 541.00
Weighted average exercise price, granted | $ / shares	6.20
Weighted average exercise price, vested | $ / shares	541.00
Weighted average exercise price, forfeited | $ / shares	75.17
Weighted average exercise price December 31 | $ / shares	$ 54.25